Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

		2022 US$m	2021 US$m
Cash at bank and in hand		1,889	1,344
Money market funds, reverse repurchase agreements and other cash equivalents		4,886	11,463
Balance per Group balance sheet		6,775	12,807
Bank overdrafts repayable on demand (unsecured)	20	(1)	(2)
Balance per Group cash flow statement		6,774	12,805